Schedule of Investments
November 30, 2024 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.49%

Arrangement of Transportation of Freight & Cargo - 2.32%
Expeditors International of Washington, Inc. (2)	2,225	270,649

Beverages - 1.87%
PepsiCo, Inc.	1,332	217,715

Computer Communications Equipment - 1.74%
Cisco Systems, Inc.	3,417	202,321

Crude Petroleum & Natural Gas - 1.86%
APA Corp.	9,580	216,987

Electric Services - 5.49%
Consolidated Edison, Inc.	2,731	274,711
EMCOR Group, Inc.	717	365,756

		640,467

Fire, Marine & Casualty Insurance - 4.05%
American Financial Group, Inc.	1,520	223,227
Arch Capital Group, Ltd.	2,477	249,483

		472,711

Gas & Other Services - 2.41%
Sempra	3,005	281,478

Guided Missiles & Space Vehicles & Parts - 2.25%
Lockheed Martin Corp.	496	262,587

Hospital & Medical Service Plans - 2.31%
UnitedHealth Group, Inc.	441	269,098

Household Appliances - 2.15%
A.O. Smith Corp.	3,365	250,659

Leather & Leather Products - 2.30%
Agilent Technologies, Inc.	1,940	267,662

Natural Gas Distribution - 3.01%
Atmos Energy Corp.	2,320	351,062

Oil & Gas Filed Machinery & Equipment - 2.28%
Schlumberger Limited NV	6,040	265,398

Operative Builders - 2.74%
PulteGroup, Inc.	2,362	319,508

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.29%
PPG Industries, Inc.	2,148	267,147

Paperboard Containers & Boxes - 2.85%
Packaging Corp of America	1,335	332,215

Petroleum Refining - 1.82%
ConocoPhillips	1,955	211,805

Pharmaceutical Preparations - 4.25%
Johnson & Johnson	1,310	203,063
United Therapeutics Corp. (2)	790	292,687

		495,750

Retail-Home Furniture, Furnishings & Equipment Stores - 2.53%
Williams-Sonoma, Inc.	1,715	295,014

Retail-Radio Tv & Consumer Electronics Stores - 2.35%
Best Buy Co., Inc.	3,048	274,320

Retail - Variety Stores - 3.96%
Costco Wholesale Corp.	475	461,643

Security Brokers, Dealers & Flotation Companies - 2.29%
T. Rowe Price Group, Inc.	2,157	267,123

Semiconductors & Related Devices - 3.79%
NVDIA Corp.	3,200	442,400

Services- Advertising Agencies - 3.04%
Interpublic Group of Cos., Inc. (2)	4,450	137,105
Omnicom Group, Inc.	2,070	216,977

		354,082

Services-Business Services, NEC - 2.50%
Accenture PLC Class A (Ireland)	805	291,708

Services- Computer Programming, Data Processing, Etc.- 7.41%
Alphabet, Inc. Class A	2,170	366,622
Meta Platforms, Inc. Class A	865	496,787

		863,408

Services-Prepackaged Software - 4.72%
Electronic Arts, Inc.	1,830	299,516
Adobe, Inc. (2)	485	250,226

		549,742

Sugar & Confectionery Products - 1.52%
The Hershey Co.	1,003	176,658

Surgical & Medical Instruments & Apparatus - 2.72%
Solventum Corp. (2)	485	34,682
RESMED, Inc.	1,135	282,638

		317,320

Wholesale-Metals Service Centers & Offices - 2.67%
Reliance, Inc.	970	311,603

Total Common Stock	(Cost $ 8,500,175)	10,200,240

Real Estate Investment Trusts - 7.80%

AvalonBay Communities, Inc	1,680	395,388
Equity Residential	3,723	285,405
Public Storage	660	229,713

Total Real Estate Investment Trusts	(Cost $ 742,108)	910,506

Money Market Registered Investment Companies - 4.52%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 4.50% (3)	526,619	526,619

Total Money Market Registered Investment Companies	(Cost $ 526,619)	526,619

Total Investments - 99.81%	(Cost $ 9,768,901)	11,637,365

Other Assets Less Liabilities - 0.19%		21,771

Total Net Assets - 100.00%		11,659,136

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$11,637,365	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,637,365	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 29, 2024.